INVESTMENTS, Short-term and Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term Investments [Abstract]
Debt securities, Held-to-maturity	$ 2,432,077	$ 2,960,155
Debt securities, Available-for-sale	3,943,354	3,245,212
Equity securities	37,830	10,056
Short-term Investments	6,413,261	6,215,423
Long-term Investments [Abstract]
Debt securities, Held-to-maturity	34,652	39,385
Debt securities, Available-for-sale	1,300,222	2,076,450
Equity securities	376,387	393,462
Equity method investments	177,568	185,008
Long-term Investments	$ 1,888,829	$ 2,694,305